Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 12,044	$ 8,634
Accumulated depreciation	(8,652)	(7,792)
Total property, plant and equipment from continuing operations, net	3,392	842
Depreciation charge from continuing operations for the year	624	443
Machinery & Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,997	4,132
Accumulated depreciation	(3,963)	(3,707)
Office Equipment and Furniture
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,186	2,944
Accumulated depreciation	(3,044)	(2,703)
Computer Equipment and Licenses
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,861	1,558
Accumulated depreciation	$ (1,645)	$ (1,382)